SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Class B Ordinary Share (Details)	2 Months Ended
May 21, 2025 shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Weighted average shares subject to forfeiture	1,000,000
Antidilutive securities	0